Discontinued operations -Summary of gain/(loss) on disposal groups (Details) - USD ($)						12 Months Ended
	Oct. 15, 2024	Sep. 07, 2023	Apr. 15, 2023	Feb. 22, 2023	Jan. 06, 2023	Dec. 31, 2024	Dec. 31, 2023
Discontinued operations
Foreign currency translation reserve
Property and equipment						$ 295,404
Intangible assets						12,558,343
Right-of-use assets						707,815
Deferred tax assets						4,241,746
Trade and other receivables						7,385,870
Prepaid expenses and other current assets						225,870
Cash and cash equivalents						1,346,509
Total assets						26,761,557
Interest-bearing loans						723,908
Provision for employees' end of service benefits						267,751
Lease liability						959,408
Accounts payable, accruals and other payables.						2,380,480
Loans from a related party.						454,687
Total liabilities						4,786,234
Discontinued operations | Swvl Pakistan (Private) Ltd.
Foreign currency translation reserve
Cash and cash equivalents						103,834
Total assets						103,834
Accounts payable, accruals and other payables.						22,683
Total liabilities						22,683
Discontinued operations | Volt Line BV
Foreign currency translation reserve
Property and equipment						115,310
Intangible assets						2,024,065
Right-of-use assets						576,299
Trade and other receivables						690,241
Prepaid expenses and other current assets						65,347
Cash and cash equivalents						886,450
Total assets						4,357,712
Interest-bearing loans						407,615
Lease liability						628,845
Accounts payable, accruals and other payables.						816,547
Total liabilities						1,853,007
Discontinued operations | Shotl Transportation, S.L.
Foreign currency translation reserve
Interest-bearing loans						316,293
Accounts payable, accruals and other payables.						186,945
Loans from a related party.						454,687
Total liabilities						957,925
Discontinued operations | Urbvan Mobility Ltd.
Foreign currency translation reserve
Property and equipment						180,094
Intangible assets						10,534,278
Right-of-use assets						131,516
Deferred tax assets						4,241,746
Trade and other receivables						6,695,629
Prepaid expenses and other current assets						160,523
Cash and cash equivalents						356,225
Total assets						22,300,011
Provision for employees' end of service benefits						267,751
Lease liability						330,563
Accounts payable, accruals and other payables.						1,354,305
Total liabilities						1,952,619
Swvl Global FZE
Foreign currency translation reserve
Liabilities						1,126,100
(Gain) / Loss on disposal	$ (1,126,100)					(1,126,100)
Accounts payable, accruals and other payables.						1,126,100
Total liabilities						$ 1,126,100
Swvl Pakistan (Private) Ltd.
Foreign currency translation reserve
Sale consideration							$ (20,000)
Foreign currency reserve							1,600,981
Assets - (gain) loss on disposal groups							103,834
Liabilities - (gain) loss on disposal group							(22,683)
(Gain) / Loss on disposal			$ 1,662,132				1,662,132
Volt Line BV
Foreign currency translation reserve
Sale consideration							(5,000,000)
Foreign currency reserve							103,808
Assets - (gain) loss on disposal groups							4,357,712
Liabilities - (gain) loss on disposal group							(1,853,007)
(Gain) / Loss on disposal					$ (2,391,487)		(2,391,487)
Shotl Transportation, S.L.
Foreign currency translation reserve
Sale consideration							(377,829)
Foreign currency reserve							(58,580)
Non controlling interest							1,152,077
Liabilities - (gain) loss on disposal group							(957,925)
(Gain) / Loss on disposal				$ (242,257)			(242,257)
Urbvan Mobility Ltd.
Foreign currency translation reserve
Sale consideration							(9,335,867)
Foreign currency reserve							(866,512)
Assets - (gain) loss on disposal groups							22,300,011
Liabilities - (gain) loss on disposal group							(1,952,619)
Loss for the year							(888,151)
(Gain) / Loss on disposal		$ 9,256,862					9,256,862
Assets associated with discontinued operations
Foreign currency translation reserve
Sale consideration							(14,733,696)
Foreign currency reserve							779,697
Non controlling interest							1,152,077
Assets - (gain) loss on disposal groups							26,761,557
Liabilities - (gain) loss on disposal group							(4,786,234)
Loss for the year							(888,151)
(Gain) / Loss on disposal							$ 8,285,250